Note 19 - Parent Company	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
19.	PARENT COMPANY

Following are condensed financial statements for the Company.

CONDENSED BALANCE SHEET

(Dollar amounts in thousands)	December 31,
	2014	2013
ASSETS
Cash and due from banks	$466	$797
Investment securities available for sale	783	750
Investment in nonbank subsidiary	2,534	2,560
Investment in subsidiary bank	69,514	59,951
Other assets	1,981	1,615

TOTAL ASSETS	$75,278	$65,673

LIABILITIES
Trust preferred securities	$8,248	$8,248
Short-term borrowings	3,136	3,895
Other liabilities	27	57
TOTAL LIABILITIES	11,411	12,200

STOCKHOLDERS' EQUITY	63,867	53,473

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$75,278	$65,673

CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

	Year Ended December 31,
(Dollar amounts in thousands)	2014	2013	2012

INCOME
Dividends from subsidiary bank	$3,142	$2,198	$2,327
Other	8	5	8
Total income	3,150	2,203	2,335

EXPENSES
Interest expense	304	361	417
Other	816	475	594
Total expenses	1,120	836	1,011

Income before income tax benefit	2,030	1,367	1,324

Income tax benefit	(378)	(283)	(342)

Income before equity in undistributed net income of subsidiaries	2,408	1,650	1,666

Equity in undistributed net income of subsidiaries	4,772	5,378	4,615

NET INCOME	$7,180	$7,028	$6,281

Comprehensive Income (Loss)	$11,965	$(600)	$7,131

CONDENSED STATEMENT OF CASH FLOWS

	Year Ended December 31,
(Dollar amounts in thousands)	2014	2013	2012

OPERATING ACTIVITIES
Net income	$7,180	$7,028	$6,281
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of Middlefield Banking Company	(4,798)	(4,884)	(4,655)
Equity in undistributed net income of Emerald Bank	-	(598)	(240)
Equity in undistributed net loss of EMORECO	26	104	280
Stock-based compensation expense	10	-	32
Other	(409)	(253)	(885)
Net cash provided by operating activities	2,009	1,397	813

FINANCING ACTIVITIES
Net decrease in short-term borrowings	(759)	(976)	(804)
Common stock issued	-	74	2,329
Stock options exercised	(50)	(77)	-
Proceeds from dividend reinvestment plan	590	736	694
Cash dividends	(2,121)	(2,097)	(2,002)
Net cash (used for) provided by financing activities	(2,340)	(2,340)	217

(Decrease) increase in cash	(331)	(943)	1,030

CASH AT BEGINNING OF YEAR	797	1,740	710

CASH AT END OF YEAR	$466	$797	$1,740